Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2013	2012
Cost:
Land	$8,905	$9,607
Buildings	144,038	142,411
Leasehold improvements	1,757	3,270
Machinery and equipment	157,086	151,734
Computer equipment	33,621	33,253
Motor vehicles	220	236
Furniture, fixtures and office equipment	9,148	9,065
Advances for property and equipment	1,333	260

	356,108	349,836

Accumulated depreciation and impairment charges:
Buildings	$47,987	$43,280
Leasehold improvements	1,750	3,214
Machinery and equipment	121,044	113,315
Computer equipment	32,485	31,843
Motor vehicles	152	231
Furniture, fixtures and office equipment	7,425	7,203

	210,843	199,086

Depreciated cost	$145,265	$150,750